Goodwill and Intangible Assets - Summary of Amortization of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Acquisition cost	¥ 271,090	¥ 225,301	¥ 207,236
Accumulated amortization and accumulated impairment losses	112,155	85,905	64,999
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition cost	66,238	44,736	44,563
Accumulated amortization and accumulated impairment losses	13,435	2,472
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition cost	115,358	97,253	87,236
Accumulated amortization and accumulated impairment losses	68,729	51,039	40,071
Mining rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition cost	58,617	66,107	63,304
Accumulated amortization and accumulated impairment losses	21,478	21,885	18,674
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Acquisition cost	30,875	17,203	12,131
Accumulated amortization and accumulated impairment losses	¥ 8,512	¥ 10,507	¥ 6,252